Basis for preparation, consolidation and accounting policies - Additional information (Details) $ in Thousands		5 Months Ended	12 Months Ended			36 Months Ended
	Jan. 01, 2017	Sep. 08, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / S/	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / S/
Basis for preparation, consolidation and accounting policies
Statutory workers profit sharing rate			5.00%
Industry sector workers profit sharing rate			10.00%
statutory workers profit sharing rate mining sector			8.00%
Qualifying asset, description			The Group defines a qualifying asset as one which requires a period greater than 12 months to get it ready for its intended use.
Applicable tax rate	29.50%
Impairment loss			$ 0
Lease Liabilities			7,412	$ 7,473		$ 7,412
Right-of-use assets			$ 6,829	6,572		6,829
Percentage of net revenues			1.00%
Finance income			$ 48,346	$ 12,528	$ 9,057
Maximum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term			90 days
Mining Royalties Marginal Rate			12.00%
Useful life of intangible assets			10 years
Minimum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term			5 days
Mining Royalties Marginal Rate			1.00%
Useful life of intangible assets			1 year
Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Workers' profit sharing rate			8.00%
Applicable tax rate			32.00%	32.00%	32.00%
Impairment loss			$ 21	$ 19	$ 3,546
Lease Liabilities			112,338	50,623		112,338
Right-of-use assets			107,520	40,306	50,048	107,520
Imposed Tariff Rate		10.00%
Import tariff deduction from revenue		$ 8,500
Amortization expense of intangible assets			2,342	2,342	2,342
Intangible assets, net			4,437	6,779		4,437
Progressive rate of sale							1.00%
Finance income			$ 40,012	40,623	$ 36,285
Sociedad Minera Cerro Verde S.A.A. | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income			12.00%
Sociedad Minera Cerro Verde S.A.A. | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income			1.00%
Sociedad Minera Cerro Verde S.A.A. | Written put options
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate | $ / shares								0.297		0.265
Net gain from currency exchange			$ 72,400
Sociedad Minera Cerro Verde S.A.A. | Purchased call options
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate								0.298	3.368	0.266	3.77
Net gain from currency exchange				1,200
Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Right-of-use assets			$ 4,486	$ 5,150		$ 4,486
OSINERGMIN [Member] | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value			0.12%	0.12%	0.12%
OEFA [Member] | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value						0.07%